Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Taxes
Schedule of tax expense/income

	2018	2017	2016
Current tax expense, on profit/loss current year	(609)	(607)	(519)
Current tax expense/income, on profit prior periods	(20)	(11)	3
Current tax expense	(629)	(618)	(516)
Deferred tax expense/income	(1,133)	(116)	(494)
Total tax on profit for the year	(1,762)	(734)	(1,010)

Schedule of theoretical tax expense

	2018		2017		2016
Profit before tax	3,372		3,165		2,791

Tax expense/income
Theoretic tax according to prevailing tax rate in each country	(768)	(22.8)%	(769)	(24.3)%	(715)	(25.6)%

Tax effect of
Reversal of write-down of shares in group companies	—	—	—	—	(113)	(4.0)%
Result from associated companies	2	0.1%	—	—	—	—
Interest costs	(60)	(1.8)%	(56)	(1.8)%	(59)	(2.1)%
Recognition of tax assets relating to tax loss carry-forwards and temporary differences from previous years	102	3.0%	82	2.6%	40	1.4%
Write-down of previously recognized deferred tax assets	(1,134)	(33.6)%	—	—	—	—
Release of deferred tax liabilities due to new tax rules in Latvia	—	—	39	1.2%	—	—
Adjustment due to changed tax rate	59	1.7%	(1)	—	(160)	(5.7)%
Adjustment of tax assets from previous years	(17)	(0.5)%	(23)	(0.7)%	(13)	(0.5)%
Utilized previously not recognized tax credits	77	2.3%	5	0.2%	32	1.1%
Effect from changes in not recognized tax on loss-carry forwards and temporary differences	—	—	(4)	(0.2)%	(34)	(1.2)%
Other	(23)	(0.7)%	(7)	(0.2)%	12	0.4%
Tax expense/income and effective tax rate for the year	(1,762)	(52.3)%	(734)	(23.2)%	(1,010)	(36.2)%

Schedule of deferred tax assets and liabilities and movement

Deferred tax assets and liabilities are attributable to the following items.

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Deferred tax assets
Unutilized loss carry-forwards	185	1,602	1,726
Tangible and intangible assets	42	193	29
Receivables	30	10	5
Liabilities	78	103	66
Pensions	65	11	11
Other	40	1	2
Total deferred tax assets	440	1,920	1,839
Netted against deferred liabilities	(72)	(9)	(73)
Total deferred tax assets according to the balance sheet	368	1,911	1,766

Deferred tax liabilities
Intangible assets	(3,154)	(31)	(63)
Tangible assets	(568)	(545)	(579)
Receivables	—	(1)	(14)
Tax allocation reserve	(365)	(215)	(114)
Liabilities	(188)	(215)	(216)
Total deferred tax liabilities	(4,275)	(1,007)	(986)
Netted against deferred assets	72	9	73
Total deferred tax liabilities according to the balance sheet	(4,203)	(998)	(913)
NET OF DEFERRED TAX ASSETS AND TAX LIABILITIES	(3,835)	913	853

The movement in deferred income tax assets and liabilities during the year is as follows.

	2018
		Temporary	Temporary
	Loss carry	differences	differences
	forwards	DTA	DTL	Total
Deferred tax assets/-liabilities as of January 1	1,601	310	(998)	913
Changed accounting principle, IFRS 9 (Note 35)	—	—	1	1
Adjusted deferred tax assets/-liabilities as of January 1	1,601	310	(997)	914
Netted against deferred liabilities, opening balance	1	8	(9)	—
Reported in income statement	(1,212)	58	21	(1,133)
Reported in income statement, discontinued operations	(193)	126	8	(59)
Reported in other comprehensive income	(86)	(9)	(1)	(96)
Reported in equity	—	4	10	14
Acquired companies	41	141	(3,309)	(3,127)
Assets classified as held for sale	(25)	(368)	11	(382)
Exchange rate differences	58	(15)	(9)	34
Netted against deferred liabilities	—	(72)	72	—
Deferred tax assets/-liabilities as of December 31	185	183	(4,203)	(3,835)

	2017
		Temporary	Temporary
	Loss carry	differences	differences
	forwards	DTA	DTL	Total
Deferred tax assets/-liabilities as of January 1	1,701	65	(913)	853
Netted against deferred liabilities, opening balance	—	48	(48)	—
Reported in income statement	(68)	10	(58)	(116)
Reported in income statement, discontinued operations (Note 35)	(50)	(307)	—	(357)
Reported in other comprehensive income (Note 35)	229	532	—	761
Reported in equity	—	4	—	4
Divested companies	(243)	(19)	17	(245)
Exchange rate differences	33	(15)	(5)	13
Netted against deferred liabilities	(1)	(8)	9	—
Deferred tax assets/-liabilities as of December 31	1,601	310	(998)	913

	2016
		Temporary	Temporary
	Loss carry	differences	differences
	forwards	DTA	DTL	Total
Deferred tax assets/-liabilities as of January 1	2,105	42	(592)	1,555
Netted against deferred liabilities, opening balance	—	42	(42)	—
Reported in income statement	(438)	(10)	(46)	(494)
Reported in income statement, discontinued operations	7	(28)	—	(21)
Reported in other comprehensive income	(57)	(1)	—	(58)
Reported in equity	—	12	—	12
Acquired companies	—	—	(5)	(5)
Divested companies	35	36	(287)	(216)
Exchange rate differences	74	20	(14)	80
Netted against deferred liabilities	(25)	(48)	73	—
Deferred tax assets/-liabilities as of December 31	1,701	65	(913)	853

Schedule of tax loss carry-forwards

	Recognized			Not recognized			Total
	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Expires in five years	—	—	—	1	266	592	1	266	592
Expires after five years	—	1,080	123	2	2	3,398	2	1,082	3,521
With expiration date	—	1,080	123	3	268	3,990	3	1,348	4,113
No expiration date	728	5,346	6,602	5,100	859	1,096	5,828	6,205	7,698
Total tax loss carry-forwards	728	6,426	6,725	5,103	1,127	5,086	5,831	7,553	11,811

Schedule of deferred tax assets by companies reporting profit or loss

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Deferred tax assets
Companies reported a profit this year and previous year	315	1,438	1,760
Companies reported a profit this year but a loss the previous year	53	—	—
Companies reported a loss this year	—	473	6
Total deferred tax assets	368	1,911	1,766